Accelerated Share Repurchase Arrangements (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2014
August 2014 ASR
Accelerated Share Repurchases [Line Items]
Purchase Period End Date		[1]
Number of Shares	59,924	[1]
Average Repurchase Price Per Share		[1]
ASR Amount	$ 9,000
January 2014 ASR
Accelerated Share Repurchases [Line Items]
Purchase Period End Date		[1]
Number of Shares	134,247	[1]
Average Repurchase Price Per Share		[1]
ASR Amount	12,000
April 2013 ASR
Accelerated Share Repurchases [Line Items]
Purchase Period End Date	March 2014
Number of Shares	172,548	[2]
Average Repurchase Price Per Share	$ 69.55
ASR Amount	12,000
August 2012 ASR
Accelerated Share Repurchases [Line Items]
Purchase Period End Date	April 2013
Number of Shares	28,544
Average Repurchase Price Per Share	$ 68.31
ASR Amount	$ 1,950

[1]	"Number of Shares" represents those shares delivered in advance of settlement and does not represent the final number of shares to be delivered under the ASRs. The total number of shares ultimately delivered, and therefore the average repurchase price paid per share, will be determined at the end of the applicable purchase period based on the volume weighted-average price of the Company's common stock during that period. The August 2014 ASR and January 2014 ASR purchase periods will end in or before February 2015 and December 2014, respectively.
[2]	Includes 8.0 million shares that were delivered and retired at the end of the purchase period, which concluded in the second quarter of 2014.